Government assistance (Details Textual) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 Industry Canada Industrial Technologies Office [Member] USD ($)	Dec. 31, 2014 Industry Canada Industrial Technologies Office [Member] CAD	Dec. 31, 2013 Industry Canada Industrial Technologies Office [Member] USD ($)	Dec. 31, 2014 Government of Canada Department of Natural Resources [Member] CAD
Research and Development Arrangement, Contract to Perform for Others, Compensation Earned	$ 892	$ 640	$ 842
Annual Royalties Required to be Paid under Agreement					1,164	1,350
Royalties to be Paid as Percentage of Revenue					0.33%	0.33%		1.00%
Minimum Revenue Considered for Determining Annual Royalties to be Paid under Agreement					11,638	13,500
Maximum Royalties to be Paid under Agreement					24,389	28,200		1,000
Royalty Expense					1,481		1,164
Payments for Cumulative Royalties under Agreement				8,364
Accounts Payable and Accrued Liabilities	$ 1,470	$ 1,269